Financial risk management - Maturity analysis for derivatives (Details) - Derivatives - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ (1,838,327)	₩ 123,513
Less than 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(384,134)	380,609
1~3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	8,916	23,508
3~6 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(7,058)	11,867
6 months ~ 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(220,528)	23,099
1~5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(1,211,454)	(363,034)
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ (24,069)	₩ 47,464